Income taxes - Summary of income tax expense attributable to geographical jurisdiction (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Income tax expense (recovery)	$ 79,134	$ 39,771
Turkey
Disclosure of geographical areas [line items]
Income tax expense (recovery)	65,815	57,518
Canada
Disclosure of geographical areas [line items]
Income tax expense (recovery)	23,122	(2,727)
Greece
Disclosure of geographical areas [line items]
Income tax expense (recovery)	(8,763)	(14,306)
Romania
Disclosure of geographical areas [line items]
Income tax expense (recovery)	(6,081)	(1,110)
Brazil
Disclosure of geographical areas [line items]
Income tax expense (recovery)	5,041	249
Other jurisdictions
Disclosure of geographical areas [line items]
Income tax expense (recovery)	$ 0	$ 147